UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     October 28, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $759,631 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    21995   253659 SH       SOLE                   154407             99252
ABB Ltd- Spon ADR           COM                 000375204    14153   670118 SH       SOLE                   401750            268368
ABB Ltd- Spon ADR           COM                 000375204     4224   200000 SH       DEFINED 01             200000
Accenture Ltd.              COM                 G1151c101    18611   438001 SH       SOLE                   264598            173403
Accenture Ltd.              COM                 G1151c101     4249   100000 SH       DEFINED 01             100000
Agilent Technologies Inc.   COM                 00846u101    20239   606488 SH       SOLE                   363825            242663
Agilent Technologies Inc.   COM                 00846u101     3337   100000 SH       DEFINED 01             100000
Air Products & Chemicals    COM                 009158106    12459   150440 SH       SOLE                    90765             59675
Air Products & Chemicals    COM                 009158106     4969    60000 SH       DEFINED 01              60000
Allegheny Technologies Inc  COM                 01741R102    16924   364356 SH       SOLE                   220545            143811
Allegheny Technologies Inc  COM                 01741R102     4180    90000 SH       DEFINED 01              90000
Apache Corporation          COM                 037411105    14214   145397 SH       SOLE                    87297             58100
Automatic Data Processing   COM                 053015103    12898   306865 SH       SOLE                   184560            122305
Automatic Data Processing   COM                 053015103     4203   100000 SH       DEFINED 01             100000
Baker Hughes Inc.           COM                 057224107     7769   182367 SH       SOLE                   109029             73338
Bank of America Corp.       COM                 060505104     7978   608881 SH       SOLE                   348507            260374
Bank of America Corp.       COM                 060505104     5241   400000 SH       DEFINED 01             400000
Baxter International Inc.   COM                 071813109    22706   475921 SH       SOLE                   287195            188726
Baxter International Inc.   COM                 071813109     7156   150000 SH       DEFINED 01             150000
Cameron International Corp. COM                 13342B105    40884   951671 SH       SOLE                   573336            378335
Cameron International Corp. COM                 13342B105    15036   350000 SH       DEFINED 01             350000
Carnival Corp.              COM                 143658300    23843   624410 SH       SOLE                   372965            251445
Carnival Corp.              COM                 143658300     3818   100000 SH       DEFINED 01             100000
Cisco Systems Inc.          COM                 17275R102     2190   100000 SH       DEFINED 01             100000
Citigroup Inc.              COM                 172967101       59    14975 SH       SOLE                    14975
CVS/Caremark Corp.          COM                 126650100    23505   746905 SH       SOLE                   447570            299335
CVS/Caremark Corp.          COM                 126650100     3147   100000 SH       DEFINED 01             100000
Eaton Corp.                 COM                 278058102    16691   202344 SH       SOLE                   120731             81613
Goldman Sachs Group Inc.    COM                 38141G104     7229    50000 SH       DEFINED 01              50000
Goldman Sachs Group Inc.    COM                 38141G104    30941   214006 SH       SOLE                   124323             89683
Harris Corp.                COM                 413875105     8405   189763 SH       SOLE                   115655             74108
Hewlett-Packard Company     COM                 428236103    31547   749866 SH       SOLE                   450509            299357
Hewlett-Packard Company     COM                 428236103     6310   150000 SH       DEFINED 01             150000
Honeywell Intl Inc.         COM                 438516106    11663   265422 SH       SOLE                   160180            105242
Honeywell Intl Inc.         COM                 438516106     4394   100000 SH       DEFINED 01             100000
Int'l Business Machines     COM                 459200101      201     1500 SH       SOLE                     1500
Jacobs Engineering Group    COM                 469814107    15088   389880 SH       SOLE                   235450            154430
Jacobs Engineering Group    COM                 469814107     7740   200000 SH       DEFINED 01             200000
Lockheed Martin Corp.       COM                 539830109    13909   195125 SH       SOLE                   118015             77110
Lockheed Martin Corp.       COM                 539830109     7128   100000 SH       DEFINED 01             100000
Macy's Inc.                 COM                 55616p104    18049   781999 SH       SOLE                   474663            307336
Manitowoc Company Inc.      COM                 563571108     1211   100000 SH       DEFINED 01             100000
MetLife Inc.                COM                 59156R108    18293   475771 SH       SOLE                   285535            190236
MetLife Inc.                COM                 59156R108     3845   100000 SH       DEFINED 01             100000
Microsoft Corp.             COM                 594918104    13486   550662 SH       SOLE                   328727            221935
Monsanto Co.                COM                 61166W101     3595    75000 SH       DEFINED 01              75000
Monsanto Co.                COM                 61166W101    10959   228638 SH       SOLE                   137715             90923
Nike Inc. Cl B              COM                 654106103    41274   515020 SH       SOLE                   307600            207420
Oaktree Captial Group LLC   COM                 674001102     3853   112500 SH       DEFINED 01             112500
Quest Diagnostics           COM                 74834L100    18031   357259 SH       SOLE                   213245            144014
Schlumberger Ltd.           COM                 806857108    21279   345381 SH       SOLE                   205928            139453
Union Pacific Corp.         COM                 907818108    20166   246525 SH       SOLE                   147180             99345
United Parcel Service Inc.  COM                 911312106    16845   252594 SH       SOLE                   151950            100644
United Technologies Corp.   COM                 913017109    19503   273798 SH       SOLE                   163475            110323
USG Corp.                   COM                 903293405     6851   519443 SH       SOLE                   309660            209783
USG Corp.                   COM                 903293405     3957   300000 SH       DEFINED 01             300000
WABCO Holdings Inc.         COM                 92927K102    18351   437561 SH       SOLE                   260933            176628
Walt Disney Co.             COM                 254687106    12970   391850 SH       SOLE                   232255            159595
Wells Fargo & Co.           COM                 949746101    15280   608420 SH       SOLE                   380040            228380
Xerox Corp.                 COM                 984121103     2070   200000 SH       DEFINED 01             200000
Xerox Corp.                 COM                 984121103     8530   824200 SH       SOLE                   490810            333390